EARNINGS PER COMMON SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jul. 06, 2019	Jun. 30, 2018	Jul. 06, 2019	Jun. 30, 2018
Earnings per share [abstract]
(Loss) earnings available to common shareholders	$ (14)	$ 174	$ (13)	$ 269
Common shares (millions):
Weighted average number of common shares outstanding	81.7	86.6	81.9	86.5
Dilutive stock options (in shares)	0.0	0.6	0.0	0.5
Diluted number of common shares	81.7	87.2	81.9	87.0
(Loss) earnings per common share:
Basic (in dollars per share)	$ (0.17)	$ 2.01	$ (0.16)	$ 3.11
Diluted (in dollars per share)	$ (0.17)	$ 2.00	$ (0.16)	$ 3.09